Finance Receivables (Tables)	12 Months Ended
Mar. 31, 2013
Finance Subsidiaries-receivables, Net

Finance subsidiaries-receivables, net, consisted of the following at March 31, 2012 and 2013:

	Yen (millions)
	2012	2013
Retail	¥3,328,140	¥3,865,430
Direct financing lease	380,339	448,672
Wholesale flooring	265,644	389,562
Commercial loans	35,678	42,433

Total finance receivables	4,009,801	4,746,097
Less:
Allowance for credit losses	23,049	19,716
Allowance for losses on lease residual values	5,366	3,354
Unearned interest income and fees	16,951	18,697

	3,964,435	4,704,330
Less:
Finance receivables included in trade accounts and notes receivables, net	334,044	461,450
Finance receivables included in other assets, net	184,277	211,743

Finance subsidiaries-receivables, net	3,446,114	4,031,137
Less current portion	1,081,721	1,243,002

Noncurrent finance subsidiaries-receivables, net	¥2,364,393	¥2,788,135

Changes in Allowance for Credit Losses on Finance Receivables

The following tables present the changes in the allowance for credit losses on finance receivables for the years ended March 31, 2012 and 2013.

	Yen (millions)
For the year ended March 31, 2012	Retail	Direct financing lease	Wholesale	Total
Balance at beginning of year	¥25,578	¥1,455	¥1,404	¥28,437
Provision	10,386	333	95	10,814
Charge-offs	(21,163)	(726)	(75)	(21,964)
Recoveries	6,671	134	5	6,810
Adjustments from foreign currency translation	(975)	(45)	(28)	(1,048)

Balance at end of year	¥20,497	¥1,151	¥1,401	¥23,049

	Yen (millions)
For the year ended March 31, 2013	Retail	Direct financing lease	Wholesale	Total
Balance at beginning of year	¥20,497	¥1,151	¥1,401	¥23,049
Provision	8,707	392	59	9,158
Charge-offs	(20,838)	(940)	(289)	(22,067)
Recoveries	8,143	117	16	8,276
Adjustments from foreign currency translation	1,134	69	97	1,300

Balance at end of year	¥17,643	¥789	¥1,284	¥19,716

Age Analysis of Past Due Finance Receivables

The following tables present an age analysis of past due finance receivables at March 31, 2012 and 2013.

	Yen (millions)
As of March 31, 2012	30-59 days past due	60-89 days past due	90 days and greater past due	Total past due	Current*	Total finance receivables
Retail
New auto	¥10,027	¥1,359	¥2,832	¥14,218	¥2,752,386	¥2,766,604
Used & certified auto	4,250	553	354	5,157	414,365	419,522
Others	1,200	474	963	2,637	139,377	142,014

Total retail	15,477	2,386	4,149	22,012	3,306,128	3,328,140
Direct financing lease	1,050	171	893	2,114	378,225	380,339
Wholesale
Wholesale flooring	15	15	253	283	265,361	265,644
Commercial loans	—	—	—	—	35,678	35,678

Total wholesale	15	15	253	283	301,039	301,322

Total finance receivables	¥16,542	¥2,572	¥5,295	¥24,409	¥3,985,392	¥4,009,801

	Yen (millions)
As of March 31, 2013	30-59 days past due	60-89 days past due	90 days and greater past due	Total past due	Current*	Total finance receivables
Retail
New auto	¥12,947	¥1,805	¥2,607	¥17,359	¥3,247,241	¥3,264,600
Used & certified auto	5,064	643	276	5,983	434,183	440,166
Others	1,213	419	1,353	2,985	157,679	160,664

Total retail	19,224	2,867	4,236	26,327	3,839,103	3,865,430
Direct financing lease	966	161	1,644	2,771	445,901	448,672
Wholesale
Wholesale flooring	205	67	311	583	388,979	389,562
Commercial loans	—	—	—	—	42,433	42,433

Total wholesale	205	67	311	583	431,412	431,995

Total finance receivables	¥20,395	¥3,095	¥6,191	¥29,681	¥4,716,416	¥4,746,097

*	Includes recorded investment of finance receivables that are less than 30 days past due.

Contractual Maturities of Finance Receivables

The following schedule shows the contractual maturities of finance receivables for each of the five years following March 31, 2013 and thereafter:

Years ending March 31	Yen (millions)
2014	¥1,729,858

2015	1,127,205
2016	893,474
2017	608,167
2018	282,082
After five years	105,311

3,016,239

Total	¥4,746,097

Consumer portfolio segment
Finance Receivables by Credit Quality Indicator

The following tables present the balances of consumer finance receivables by this credit quality indicator at March 31, 2012 and 2013.

	Yen (millions)
As of March 31, 2012	Performing	Nonperforming	Total consumer finance receivables
Retail
New auto	¥2,762,413	¥4,191	¥2,766,604
Used & certified auto	418,615	907	419,522
Others	140,577	1,437	142,014

Total retail	3,321,605	6,535	3,328,140

Direct financing lease	379,275	1,064	380,339

Total	¥3,700,880	¥7,599	¥3,708,479

	Yen (millions)
As of March 31, 2013	Performing	Nonperforming	Total consumer finance receivables
Retail
New auto	¥3,260,188	¥4,412	¥3,264,600
Used & certified auto	439,247	919	440,166
Others	158,892	1,772	160,664

Total retail	3,858,327	7,103	3,865,430

Direct financing lease	446,867	1,805	448,672

Total	¥4,305,194	¥8,908	¥4,314,102

Wholesale
Finance Receivables by Credit Quality Indicator

The following tables present the balances of wholesale receivables by this credit quality indicator at March 31, 2012 and 2013.

	Yen (millions)
As of March 31, 2012	Group A	Group B	Total
Wholesale
Wholesale flooring	¥150,473	¥115,171	¥265,644
Commercial loans	18,306	17,372	35,678

Total	¥168,779	¥132,543	¥301,322

	Yen (millions)
As of March 31, 2013	Group A	Group B	Total
Wholesale
Wholesale flooring	¥236,203	¥153,359	¥389,562
Commercial loans	24,198	18,235	42,433

Total	¥260,401	¥171,594	¥431,995